SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Sep. 30, 2021
SHARE-BASED COMPENSATION
Schedule of stock options activity

The following table sets forth the stock options activity for the six months ended September 30, 2020 and 2021:

			Weighted
		Weighted-	average		Weighted
		average	remaining	Aggregate	average fair
	Number of	exercise	contractual	intrinsic	value of
	shares	price	term	value	options
		US$	YEARS	US$’000	US$

Outstanding as of March 31, 2020	32,330,838	1.79	6.81	25,530.99	1.58

Granted	3,658,725	0.03	—	—	0.46
Forfeited	(3,351,726)	1.34	—	—	2.51
Exercised	(1,944,555)	0.07	—	—	0.41

Outstanding as of September 30, 2020	30,693,282	1.74	6.69	2,413.68	1.42

Outstanding as of March 31, 2021	25,754,673	1.79	6.18	3,974.57	1.20

Granted	306,513	0.003	—	—	1.31
Forfeited	(1,545,909)	2.10	—	—	3.97
Exercised	(6,769,311)	0.36	—	—	0.67

Outstanding as of September 30, 2021	17,745,966	0.61	6.10	6,635.78	1.16
Vested and expected to vest as of September 30, 2021	17,745,966	0.61	6.10	6,635.78	1.16
Exercisable as of September 30, 2021	16,080,702	0.58	6.19	5,300.96	1.36

Schedule of options granted to Grantees were measured at fair value on the dates of grant

Options granted to Grantees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

	Six months ended September 30,
	2020	2021
Expected volatility	46%~51%	43%~63%
Risk-free interest rate (per annum)	0.1%~0.7%	0.2%~1.3%
Exercise multiple	2.8/2.2	2.8/2.2
Expected dividend yield	0%	0%
Contractual term (in years)	10	10

Summary of restricted shares activity

The following table sets forth the restricted shares activity for September 30, 2021:

		Weighted average
	Number of	grant date fair
	shares	value per share
		US$
Unvested as of March 31, 2020	33,334	2.26

Granted	51,018	0.48
Vested	(84,352)	1.18

Unvested as of September 30, 2020	—

Unvested as of March 31, 2021	—

Granted	45,825	1.07
Vested	(45,825)	1.07

Unvested as of September 30, 2021	—